Stock-Based Compensation - Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Stock-Based Compensation Expense
Share-based compensation expense before income taxes	$ 36,067	$ 13,823	$ 11,301
Income tax benefit	15,349	4,711	4,122
Total share-based compensation, net of tax	20,718	9,112	7,179
Cost of services
Stock-Based Compensation Expense
Share-based compensation expense before income taxes	602	970	762
Cost of sales
Stock-Based Compensation Expense
Share-based compensation expense before income taxes	675	60	48
Selling, general and administrative
Stock-Based Compensation Expense
Share-based compensation expense before income taxes	15,700	12,127	9,993
Research and development
Stock-Based Compensation Expense
Share-based compensation expense before income taxes	4,223	666	498
Operating expenses, excluding transaction expense, net
Stock-Based Compensation Expense
Share-based compensation expense before income taxes	21,200	$ 13,823	$ 11,301
Transaction expense, net
Stock-Based Compensation Expense
Share-based compensation expense before income taxes	$ 14,867